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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017



Form 13F File Number: 28-11362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jamie Zimmerman
Title:   Authorized Signatory
Phone:   212-808-7420


Signature, Place, and Date of Signing:

Jamie Zimmerman    New York, NY     February 12,2013
----------------   --------------   -----------------
  [Signature]      [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 297789
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-____________________      ____________________________________

    [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

                            VALUATION CURRENCY: USD

ITEM 1             ITEM 2   ITEM 3       ITEM 4       ITEM 5            ITEM 6          ITEM 7           ITEM 8
------            -------- --------- -------------- ------------ --------------------- -------- -------------------------
                                          Fair       Shares of        Investment
                  Title of  Cusip        Market      Principal        Descretion                    Voting Authority
Name of Issuer     Class    Number       Value        Amount     Sole   Shared   Other Managers     Sole     Shared Other
Anadarko
  Petroleum
  Corporation      Common  032511107  29,872,620.00   402,000.00  X                      LITE     402,000.00   0      0
Avon Products
  Inc.             Common  054303102  35,424,138.00 2,466,862.00  X                      LITE   2,466,862.00   0      0
Diamond Foods
  Inc.             Common  252603105  29,894,773.00 2,186,889.00  X                      LITE   2,186,889.00   0      0
Dynegy Inc.        Common  26817r108   7,563,772.00   395,388.00  X                      LITE     395,388.00   0      0
Gray Television
  Inc.             Common  389375106   9,466,552.00 4,302,978.00  X                      LITE   4,302,978.00   0      0
Macquarie
  Infrastructure
  Co               Common  55608B105  38,510,775.00   845,276.00  X                      LITE     845,276.00   0      0
MetroPCS
  Communications
  Inc.             Common  591708102  25,247,600.00 2,540,000.00  X                      LITE   2,540,000.00   0      0
National Bank
  Holdings
  Corp.            Common  633707104  23,314,023.00 1,227,700.00  X                      LITE   1,227,700.00   0      0
Seagate
  Technology       Common  052580676  29,647,332.00   974,600.00  X                      LITE     974,600.00   0      0
Theravance Inc.    Common  88338t104  21,802,250.00   980,317.00  X                      LITE     980,317.00   0      0
Tronox Ltd.        Common  897051306  42,813,679.00 2,345,955.00  X                      LITE   2,345,955.00   0      0
Vical Inc.         Common  925602104   3,750,984.00 1,288,998.00  X                      LITE   1,288,998.00   0      0
                  Total Under
                  Management:        297,308,498.00